FINANCE RECEIVABLES, NET	12 Months Ended
Mar. 31, 2026
Receivables [Abstract]
FINANCE RECEIVABLES, NET

NOTE 8 — FINANCE RECEIVABLES, NET

Finance receivables, net which consists of installment of sales-type leases, were as follows:

	March 31,	March 31,
	2026	2025
Gross receivables	$123,215	$137,617
Unearned income	(5,321)	(6,717)
Subtotal	117,894	130,900
Provision for credit loss	(18,160)	(13,247)
Finance receivables, net	99,734	117,653
Less: finance receivables, net – current	(58,657)	(70,801)
Finance receivables, net – non-current	$41,077	$46,852

The allowance for credit losses represents an estimate of the losses expected to be incurred by the Company from its finance receivables.

As of March 31,2026, future minimum lease receivables under non-cancellable sales-type lease agreement are as follows:

Lease
Receivable
2027	$64,589
2028	48,332
2029	9,195
2030	839
2031	260
Total	$123,215